PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 71,376	$ 67,554
Less: Accumulated depreciation	50,368	46,130
Depreciated cost	21,008	21,424
Depreciation expenses	4,238	4,051	$ 3,807
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	14,863	13,077
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	52,872	51,017
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	410	410
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,811	1,802
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,420	$ 1,248